Exhibit 99.5 Schedule 2

Loan ID	Marketing ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
REDACTED	99901		A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other
REDACTED	99902	D	A	A	A	D	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Deed of Trust is Missing	Resolved-The Deed of Trust is Present - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded.  - Seller-REDACTED
																						Open-The Deed of Trust is Missing The Deed of Trust/Mortgage is missing from the loan file. Provide the Deed of Trust/Mortgage for property located at REDACTED. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. - Seller-REDACTED	Resolved-The Deed of Trust is Present - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	99902	D	A	A	A	D	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved- - Due Diligence Vendor-REDACTED
Ready for Review-Difference between LE to CD is based off rounding and not required to be cured per below from CSFB:

Rounding on LE The rounding on the LE is required by the TRID rule under 12 CFR 1026.37(o)(4)(i)(A). "The dollar amounts required to be disclosed by paragraphs (b)(6) and (7), (c)(1)(iii), (c)(2)(ii) and (iii), (c)(4)(ii), (f), (g), (h), (i), and (l) of this section shall be rounded to the nearest whole dollar, except that the per diem amount required to be disclosed by paragraph (g)(2)(iii) of this section and the monthly amounts required to be disclosed by paragraphs (g)(3)(i) through (iii) and (g)(3)(v) of this section shall not be rounded."In the above excerpt, UFMIP is disclosed under paragraph (f). As you can see, it must be disclosed as rounded on the LE. However, that does not mean you have to cure any increase shown on the CD that is purely the result of that required rounding. Comment 19(e)(3)(i)-7 provides that the good faith analysis required under 1026.19(e)(3) should be done using the unrounded numbers from the loan estimate. Use of unrounded numbers. Sections 1026.37(o)(4) and 1026.38(t)(4) require that the dollar amounts of certain charges disclosed on the Loan Estimate and Closing Disclosure, respectively, to be rounded to the nearest whole dollar. However, to conduct the good faith analysis required under §1026.19(e)(3)(i) and (ii), the creditor should use unrounded numbers to compare the actual charge paid by or imposed on the consumer for a settlement service with the estimated cost of the service.

Please waive. - Seller-REDACTED
Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. THE BROKER FEE WAS DISCLOSED AS REDACTED ON THE INITIAL LE. THE BROKER FEE WAS THEN DISCLOSED AS REDACTED ON THE INITIAL CD AND FINAL CD. - Due Diligence Vendor-REDACTED	Ready for Review-Difference between LE to CD is based off rounding and not required to be cured per below from CSFB:

Rounding on LE The rounding on the LE is required by the TRID rule under 12 CFR 1026.37(o)(4)(i)(A). "The dollar amounts required to be disclosed by paragraphs (b)(6) and (7), (c)(1)(iii), (c)(2)(ii) and (iii), (c)(4)(ii), (f), (g), (h), (i), and (l) of this section shall be rounded to the nearest whole dollar, except that the per diem amount required to be disclosed by paragraph (g)(2)(iii) of this section and the monthly amounts required to be disclosed by paragraphs (g)(3)(i) through (iii) and (g)(3)(v) of this section shall not be rounded."In the above excerpt, UFMIP is disclosed under paragraph (f). As you can see, it must be disclosed as rounded on the LE. However, that does not mean you have to cure any increase shown on the CD that is purely the result of that required rounding. Comment 19(e)(3)(i)-7 provides that the good faith analysis required under 1026.19(e)(3) should be done using the unrounded numbers from the loan estimate. Use of unrounded numbers. Sections 1026.37(o)(4) and 1026.38(t)(4) require that the dollar amounts of certain charges disclosed on the Loan Estimate and Closing Disclosure, respectively, to be rounded to the nearest whole dollar. However, to conduct the good faith analysis required under §1026.19(e)(3)(i) and (ii), the creditor should use unrounded numbers to compare the actual charge paid by or imposed on the consumer for a settlement service with the estimated cost of the service.

Please waive. - Seller-REDACTED
																												Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	99902	D	A	A	A	D	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Resolved- - Due Diligence Vendor-REDACTED
Ready for Review-Difference between LE to CD is based off rounding and not required to be cured per below from CSFB:

Rounding on LE The rounding on the LE is required by the TRID rule under 12 CFR 1026.37(o)(4)(i)(A). "The dollar amounts required to be disclosed by paragraphs (b)(6) and (7), (c)(1)(iii), (c)(2)(ii) and (iii), (c)(4)(ii), (f), (g), (h), (i), and (l) of this section shall be rounded to the nearest whole dollar, except that the per diem amount required to be disclosed by paragraph (g)(2)(iii) of this section and the monthly amounts required to be disclosed by paragraphs (g)(3)(i) through (iii) and (g)(3)(v) of this section shall not be rounded."In the above excerpt, UFMIP is disclosed under paragraph (f). As you can see, it must be disclosed as rounded on the LE. However, that does not mean you have to cure any increase shown on the CD that is purely the result of that required rounding. Comment 19(e)(3)(i)-7 provides that the good faith analysis required under 1026.19(e)(3) should be done using the unrounded numbers from the loan estimate. Use of unrounded numbers. Sections 1026.37(o)(4) and 1026.38(t)(4) require that the dollar amounts of certain charges disclosed on the Loan Estimate and Closing Disclosure, respectively, to be rounded to the nearest whole dollar. However, to conduct the good faith analysis required under §1026.19(e)(3)(i) and (ii), the creditor should use unrounded numbers to compare the actual charge paid by or imposed on the consumer for a settlement service with the estimated cost of the service.

Please waive. - Seller-REDACTED
Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. THE BROKER FEE WAS DISCLOSED AS REDACTED ON THE INITIAL LE. THE BROKER FEE WAS THEN DISCLOSED AS REDACTED ON THE INITIAL CD AND FINAL CD. - Due Diligence Vendor-REDACTED	Ready for Review-Difference between LE to CD is based off rounding and not required to be cured per below from CSFB:

Rounding on LE The rounding on the LE is required by the TRID rule under 12 CFR 1026.37(o)(4)(i)(A). "The dollar amounts required to be disclosed by paragraphs (b)(6) and (7), (c)(1)(iii), (c)(2)(ii) and (iii), (c)(4)(ii), (f), (g), (h), (i), and (l) of this section shall be rounded to the nearest whole dollar, except that the per diem amount required to be disclosed by paragraph (g)(2)(iii) of this section and the monthly amounts required to be disclosed by paragraphs (g)(3)(i) through (iii) and (g)(3)(v) of this section shall not be rounded."In the above excerpt, UFMIP is disclosed under paragraph (f). As you can see, it must be disclosed as rounded on the LE. However, that does not mean you have to cure any increase shown on the CD that is purely the result of that required rounding. Comment 19(e)(3)(i)-7 provides that the good faith analysis required under 1026.19(e)(3) should be done using the unrounded numbers from the loan estimate. Use of unrounded numbers. Sections 1026.37(o)(4) and 1026.38(t)(4) require that the dollar amounts of certain charges disclosed on the Loan Estimate and Closing Disclosure, respectively, to be rounded to the nearest whole dollar. However, to conduct the good faith analysis required under §1026.19(e)(3)(i) and (ii), the creditor should use unrounded numbers to compare the actual charge paid by or imposed on the consumer for a settlement service with the estimated cost of the service.

Please waive. - Seller-REDACTED
																												Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	99902	D	A	A	A	D	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved- - Due Diligence Vendor-REDACTED
Ready for Review-Difference between LE to CD is based off rounding and not required to be cured per below from CSFB:

Rounding on LE The rounding on the LE is required by the TRID rule under 12 CFR 1026.37(o)(4)(i)(A). "The dollar amounts required to be disclosed by paragraphs (b)(6) and (7), (c)(1)(iii), (c)(2)(ii) and (iii), (c)(4)(ii), (f), (g), (h), (i), and (l) of this section shall be rounded to the nearest whole dollar, except that the per diem amount required to be disclosed by paragraph (g)(2)(iii) of this section and the monthly amounts required to be disclosed by paragraphs (g)(3)(i) through (iii) and (g)(3)(v) of this section shall not be rounded."In the above excerpt, UFMIP is disclosed under paragraph (f). As you can see, it must be disclosed as rounded on the LE. However, that does not mean you have to cure any increase shown on the CD that is purely the result of that required rounding. Comment 19(e)(3)(i)-7 provides that the good faith analysis required under 1026.19(e)(3) should be done using the unrounded numbers from the loan estimate. Use of unrounded numbers. Sections 1026.37(o)(4) and 1026.38(t)(4) require that the dollar amounts of certain charges disclosed on the Loan Estimate and Closing Disclosure, respectively, to be rounded to the nearest whole dollar. However, to conduct the good faith analysis required under §1026.19(e)(3)(i) and (ii), the creditor should use unrounded numbers to compare the actual charge paid by or imposed on the consumer for a settlement service with the estimated cost of the service.

Please waive.
 - Seller-REDACTED
Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is REDACTED.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). THE BROKER FEE WAS DISCLOSED AS REDACTED ON THE INITIAL LE. THE BROKER FEE WAS THEN DISCLOSED AS REDACTED ON THE INITIAL CD AND FINAL CD. - Due Diligence Vendor-REDACTED	Ready for Review-Difference between LE to CD is based off rounding and not required to be cured per below from CSFB:

Rounding on LE The rounding on the LE is required by the TRID rule under 12 CFR 1026.37(o)(4)(i)(A). "The dollar amounts required to be disclosed by paragraphs (b)(6) and (7), (c)(1)(iii), (c)(2)(ii) and (iii), (c)(4)(ii), (f), (g), (h), (i), and (l) of this section shall be rounded to the nearest whole dollar, except that the per diem amount required to be disclosed by paragraph (g)(2)(iii) of this section and the monthly amounts required to be disclosed by paragraphs (g)(3)(i) through (iii) and (g)(3)(v) of this section shall not be rounded."In the above excerpt, UFMIP is disclosed under paragraph (f). As you can see, it must be disclosed as rounded on the LE. However, that does not mean you have to cure any increase shown on the CD that is purely the result of that required rounding. Comment 19(e)(3)(i)-7 provides that the good faith analysis required under 1026.19(e)(3) should be done using the unrounded numbers from the loan estimate. Use of unrounded numbers. Sections 1026.37(o)(4) and 1026.38(t)(4) require that the dollar amounts of certain charges disclosed on the Loan Estimate and Closing Disclosure, respectively, to be rounded to the nearest whole dollar. However, to conduct the good faith analysis required under §1026.19(e)(3)(i) and (ii), the creditor should use unrounded numbers to compare the actual charge paid by or imposed on the consumer for a settlement service with the estimated cost of the service.

Please waive.
 - Seller-REDACTED
																												Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	99903		A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA
REDACTED	99904	C	A	C	A	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Eligibility	Purchase Contract Expiration Date is prior to Note Date	Resolved-Purchase Contract Expiration Date of REDACTED is equal to or after the Note Date of REDACTED Or Purchase Contract Does Not Exist (Loan Purpose is Purchase) - Due Diligence Vendor-REDACTED
Ready for Review-Can this be escalated for an exception / downgraded? There was an extension in the file until REDACTED. All parties executed their respective closing disclosures, indicating their acceptance of extending the date through closing. - Seller-REDACTED
Open-Purchase Contract Expiration Date of REDACTED is prior to Note Date of REDACTED - Due Diligence Vendor-REDACTED	Ready for Review-Can this be escalated for an exception / downgraded? There was an extension in the file until REDACTED. All parties executed their respective closing disclosures, indicating their acceptance of extending the date through closing. - Seller-REDACTED
																								Resolved-Purchase Contract Expiration Date of REDACTED is equal to or after the Note Date of REDACTED Or Purchase Contract Does Not Exist (Loan Purpose is Purchase) - Due Diligence Vendor-REDACTED				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	99905		A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other
REDACTED	99906	C	A	C	A	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Assets	Asset 3 Does Not Meet Guideline Requirements	Resolved-Asset Record REDACTED Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Document Uploaded.  - Seller-REDACTED
Open-Asset Record REDACTED Does Not Meet G/L Requirements Per the Final 1003 and Final CD, there were gift funds in the amount of REDACTED. There is a Gift letter on file on REDACTED, however, further documentation is needed to verify there are sufficient funds to cover the gift amount. Please provide evidence from the list below.

Per the guidelines:

Sufficient funds to cover the gift must be verified as either currently in the donor’s account or evidence of transfer into the borrower’s account. Acceptable documentation includes any of the following:

Ÿ Copy of the donor’s check and the borrower’s deposit slip.
Ÿ Copy of the donor’s withdrawal slip and the borrower’s deposit slip.
Ÿ Copy of the donor’s check to the closing agent.
Ÿ Evidence of wire transfer from donor to borrower
Ÿ Settlement statement showing receipt of the donor’s check.

																						When the funds are not transferred prior to closing, it must be documented that the donor gave the closing agent the gift funds in the form of a certified check, a cashier’s check, money order, or wire transfer. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Document Uploaded. - Seller-REDACTED	Resolved-Asset Record REDACTED Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	99907		A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA
REDACTED	99908		A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA
REDACTED	99909		A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	No Cash Out - Borrower Initiated
REDACTED	99910		A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA
REDACTED	99911		A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA
REDACTED	99912	D	A	A	A	D	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Loan Estimate	Resolved-Documentation received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded.  - Seller-REDACTED
																						Open-THERE IS A COC IN FILE DATED REDACTED. MISSING EVIDENCE OF REVISED LE. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. - Seller-REDACTED	Resolved-Documentation received - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED	99912		D	A	A	A	D	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-Documentation received - Due Diligence Vendor-REDACTED Ready for Review-Document Uploaded. - Seller-REDACTED Open-MISSING INITIAL CD IN FILE. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. - Seller-REDACTED	Resolved-Documentation received - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED	99913		A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other
REDACTED	99914		A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Delayed Purchase	Delayed Financing
REDACTED	99915	C	A	C	A	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of REDACTED is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. correct title  - Seller-REDACTED
																						Open-Title Coverage Amount ofREDACTED is Less than Total Amount of Subject Lien(s) The Title on REDACTED indicates the Title Policy amount is REDACTED. The loan amount is REDACTED. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. correct title - Seller-REDACTED	Resolved-Title Coverage Amount of REDACTED is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-REDACTED			REDACTED	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED	99916	B	A	A	A	B	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	B	A	Compliance	Disclosure	CA Prepayment Penalty Disclosure	Resolved-Documentation received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded.  - Seller-REDACTED
Counter-REDACTED agrees with the Final Closing Disclosure. The addendum to the Note or Deed was not located in the loan file.  - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded.  - Seller-REDACTED
																						Open-The file is missing the Prepayment Penalty disclosure. The tape and Rate Lock Confirmation REDACTED) reflect the loan has a REDACTED-month prepayment period. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. - Seller-REDACTED Ready for Review-Document Uploaded. - Seller-REDACTED	Resolved-Documentation received - Due Diligence Vendor-REDACTED			REDACTED	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED	99917		A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other
REDACTED	99918	C	A	C	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets for Reserves Post-Close is less than Total Required Reserve Amount	Resolved-Total Qualified Assets for Reserves Post-Close of REDACTED is less than Total Required Reserve Amount of REDACTED- Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded.  - Seller-REDACTED
Counter-REDACTED agrees the REDACTED could be used. However, the submission reflects funds to close as REDACTED. The Final CD indicated the funds to close as REDACTED. It does not appear the submission is accurate.  - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. See attached REDACTED and LOE.  REDACTED allowed to be used for reserves.  LOE explains the REDACTED- Seller-REDACTED
Open-Total Qualified Assets for Reserves Post-Close of REDACTED is less than Total Required Reserve Amount of REDACTED - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. - Seller-REDACTED
 Ready for Review-Document Uploaded. See attached REDACTEDand LOE.  REDACTED allowed to be used for reserves.  LOE explains the REDACTED - Seller-REDACTED
																								Resolved-Total Qualified Assets for Reserves Post-Close of REDACTED is less than Total Required Reserve Amount of REDACTED - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	99918	C	A	C	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Points & Fees	Late Charge Percent is less than 3%	Resolved-Validation Resolved - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. note corrected - Seller-REDACTED
Ready for Review-Document Uploaded. Corrective CD attached.  Corrected Note to follow - Seller-REDACTED
																						Open-Late Charge Percent is less than 3% - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. note corrected - Seller-REDACTED Ready for Review-Document Uploaded. Corrective CD attached. Corrected Note to follow - Seller-REDACTED	Resolved-Validation Resolved - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	99918	C	A	C	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Eligibility	Purchase Contract Expiration Date is prior to Note Date	Resolved-Purchase Contract Expiration Date of REDACTED is equal to or after the Note Date of REDACTED Or Purchase Contract Does Not Exist (Loan Purpose is Purchase) - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Please downgrade.  Seller was in agreement per CD - Seller-REDACTED
																						Open-Purchase Contract Expiration Date of REDACTED is prior to Note Date of REDACTED - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Please downgrade. Seller was in agreement per CD - Seller-REDACTED	Resolved-Purchase Contract Expiration Date of REDACTED is equal to or after the Note Date of REDACTED Or Purchase Contract Does Not Exist (Loan Purpose is Purchase) - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	99919	C	A	C	A	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Satisfactory Chain of Title has been provided - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Please see highlighted section. - Seller-REDACTED
																						Open-Unsatisfactory Chain of Title provided. TITLE COMMITMENT PROVIDED IS MISSING REDACTED MONTH CHAIN OF TITLE - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Please see highlighted section. - Seller-REDACTED	Resolved-Satisfactory Chain of Title has been provided - Due Diligence Vendor-REDACTED		REDACTED	REDACTED	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED	99920		A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	No Cash Out - Borrower Initiated
REDACTED	99921		A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA
REDACTED	99922		A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA
REDACTED	99923	C	A	A	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved- - Due Diligence Vendor-REDACTED
																						Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. NO POINTS WERE DISCLOSED ON THE INITIAL LE. POINTS IN THE AMOUNT OF REDACTED WERE DISCLOSED ON THE FINAL CD. NO COC OR REIMBURSEMENT WAS LOCATED IN THE FILE. - Due Diligence Vendor-REDACTED		Resolved- - Due Diligence Vendor-REDACTED				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	99923	C	A	A	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Resolved- - Due Diligence Vendor-REDACTED
																						Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. NO POINTS WERE DISCLOSED ON THE INITIAL LE. POINTS IN THE AMOUNT OF REDACTED WERE DISCLOSED ON THE FINAL CD. NO COC OR REIMBURSEMENT WAS LOCATED IN THE FILE. - Due Diligence Vendor-REDACTED		Resolved- - Due Diligence Vendor-REDACTED				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	99923	C	A	A	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved- - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Document Uploaded.  - Seller-REDACTED
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is REDACTED.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). NO POINTS WERE DISCLOSED ON THE INITIAL LE. POINTS IN THE AMOUNT OF REDACTED WERE DISCLOSED ON THE FINAL CD. NO COC OR REIMBURSEMENT WAS LOCATED IN THE FILE. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Document Uploaded. - Seller-REDACTED	Resolved- - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	99924		A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other
REDACTED	99925		A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA
REDACTED	99926	D	B	C	B	D	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Acknowledged	2 - Non-Material	C	B	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Acknowledged- - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. approved exception - Seller-REDACTED
																						Open-Asset Qualification Does Not Meet Guideline Requirements Gift letter needed from REDACTED to support transfer of funds from REDACTED account REDACTED REDACTED to borrower REDACTED account REDACTED. Also include in gift letter the amount of REDACTED from this same account and the documentation of how it was deposited in REDACTED account REDACTED. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. approved exception - Seller-REDACTED			REDACTED	REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	Originator Post-Close	No
REDACTED	99926	D	B	C	B	D	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Loan Estimate	Resolved-Initial Loan Estimate is not Missing. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. LE - Seller-REDACTED
Counter-The documentation referred to does not appear to be uploaded. - Due Diligence Vendor-REDACTED
																						Ready for Review-Document Uploaded. Initial LE - Seller-REDACTEDREDACTED10/03/2023	Ready for Review-Document Uploaded. LE - Seller-REDACTED Ready for Review-Document Uploaded. Initial LE - Seller-REDACTED	Resolved-Initial Loan Estimate is not Missing. - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	99927		A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA